SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Ordinary Share (Details) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Net Loss per Common Share
Net loss	$ (28,954,000)		$ (27,366,000)	$ (61,167,000)		$ (71,837,000)	$ (85,405,000)	$ (106,873,000)	$ (83,237,000)
Cik0001819516 Aspirational Consumer Lifestyle Corp
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of warrants (shares)				12,521,494	12,521,494
Reconciliation of Net Loss per Common Share
Interest earned on marketable securities held in Trust Account	2,676			$ 47,979	$ 49,590
Net loss	(6,726,593)	$ (8,167,283)		(14,893,876)	(1,658,775)
Redeemable Class A Ordinary Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
Reconciliation of Net Loss per Common Share
Interest earned on marketable securities held in Trust Account	2,676			47,979	43,349
Net loss allocable to Redeemable Class A Ordinary Shares	$ 2,676			$ 47,979	$ 43,349
Basic and diluted weighted average shares outstanding	23,974,632			22,620,218	21,396,989
Basic and diluted weighted average shares outstanding					21,396,989
Basic and diluted income per share					$ 0.00
Non-Redeemable Class A and Class B Ordinary Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
Reconciliation of Net Loss per Common Share
Net loss	$ (6,726,593)			$ (14,893,876)	$ (1,658,775)
Net loss allocable to Redeemable Class A Ordinary Shares	(2,676)			(47,979)	(43,349)
Non-Redeemable Net Loss	$ (6,729,269)			$ (14,941,855)	$ (1,702,124)
Basic and diluted weighted average shares outstanding	5,993,658			6,663,340	7,230,225
Basic and diluted income per share	$ (1.12)			$ (2.24)	$ (0.24)